Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
Boeing Co. (The), 2.60%, 10/30/25	$300	$294,943
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	730	721,536
Hexcel Corp., 4.95%, 08/15/25(a)	245	244,415
L3Harris Technologies Inc., 3.83%, 04/27/25	240	239,557
RTX Corp., 3.95%, 08/16/25	830	827,056
		2,327,507
Agriculture — 0.3%
Altria Group Inc., 2.35%, 05/06/25(a)	405	402,387
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	305	300,113
Reynolds American Inc., 4.45%, 06/12/25	1,095	1,093,957
		1,796,457
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	750	742,459
Apparel — 1.8%
PVH Corp., 4.63%, 07/10/25(a)	315	314,635
Tapestry Inc., 4.25%, 04/01/25	75	74,815
VF Corp., 2.40%, 04/23/25	10,430	10,356,140
		10,745,590
Auto Manufacturers — 4.0%
Ford Motor Credit Co. LLC
2.30%, 02/10/25	450	449,752
3.38%, 11/13/25	3,355	3,310,770
4.13%, 08/04/25	2,495	2,482,308
4.69%, 06/09/25	665	663,784
5.13%, 06/16/25	1,200	1,199,557
General Motors Co.
4.00%, 04/01/25(a)	125	124,843
6.13%, 10/01/25(a)	1,434	1,443,981
General Motors Financial Co. Inc.
2.75%, 06/20/25	770	763,973
2.90%, 02/26/25(a)	15	14,979
3.80%, 04/07/25	295	294,481
4.30%, 07/13/25	1,450	1,446,960
4.35%, 04/09/25(a)	230	229,860
6.05%, 10/10/25	1,695	1,708,541
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(a)(b)	9,800	9,806,145
		23,939,934
Auto Parts & Equipment — 3.3%
BorgWarner Inc., 3.38%, 03/15/25(a)	30	29,939
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	6,451	6,463,788
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	13,658	13,640,145
		20,133,872
Banks — 5.3%
Banco Santander SA, 5.18%, 11/19/25(a)	5,140	5,142,820
BankUnited Inc., 4.88%, 11/17/25	435	434,596
Barclays PLC, 3.65%, 03/16/25(a)	700	698,979
Citigroup Inc.
3.88%, 03/26/25	50	49,920
4.40%, 06/10/25	2,705	2,699,644
5.50%, 09/13/25	3,060	3,071,065
Citizens Bank NA, 2.25%, 04/28/25	100	99,398
Citizens Financial Group Inc., 4.30%, 12/03/25	611	607,997
Comerica Bank, 4.00%, 07/27/25	110	109,363
Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,190	2,181,358
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG, 4.50%, 04/01/25	$680	$679,027
First Horizon Corp., 4.00%, 05/26/25	380	378,375
FNB Corp., 5.15%, 08/25/25	90	90,037
Goldman Sachs Group Inc. (The), 4.25%, 10/21/25	3,410	3,395,364
HSBC Holdings PLC, 4.25%, 08/18/25(a)	1,100	1,096,055
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25	220	219,399
KeyBank NA/Cleveland OH
3.30%, 06/01/25	320	318,059
4.15%, 08/08/25	1,665	1,658,538
KeyCorp, 4.15%, 10/29/25(a)	380	378,090
Lloyds Banking Group PLC, 4.58%, 12/10/25	3,050	3,041,158
Morgan Stanley, 5.00%, 11/24/25	2,005	2,009,930
Regions Financial Corp., 2.25%, 05/18/25	410	407,021
Santander Holdings USA Inc.
3.45%, 06/02/25	530	527,359
4.50%, 07/17/25	1,410	1,406,660
Synchrony Bank, 5.40%, 08/22/25	845	845,819
Synovus Financial Corp., 5.20%, 08/11/25(a)	720	720,151
		32,266,182
Beverages — 0.5%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25(a)	120	119,163
Constellation Brands Inc.
4.40%, 11/15/25	205	204,599
4.75%, 12/01/25(a)	1,193	1,193,110
Keurig Dr Pepper Inc.
3.40%, 11/15/25	1,215	1,204,216
4.42%, 05/25/25	105	104,840
		2,825,928
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25	25	24,962
3.13%, 05/01/25	390	388,554
5.25%, 03/02/25	795	795,192
Baxalta Inc., 4.00%, 06/23/25(a)	545	543,463
Biogen Inc., 4.05%, 09/15/25	1,235	1,230,563
Gilead Sciences Inc., 3.50%, 02/01/25	270	270,000
Illumina Inc., 5.80%, 12/12/25	1,235	1,243,448
Royalty Pharma PLC, 1.20%, 09/02/25	2,430	2,378,230
		6,874,412
Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25	240	239,750
Fortune Brands Innovations Inc., 4.00%, 06/15/25	160	159,367
Lennox International Inc., 1.35%, 08/01/25	320	314,465
Vulcan Materials Co., 4.50%, 04/01/25	60	59,929
		773,511
Chemicals — 0.8%
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	295	295,216
DuPont de Nemours Inc., 4.49%, 11/15/25	2,765	2,759,659
Eastman Chemical Co., 3.80%, 03/15/25	10	9,985
LYB International Finance III LLC, 1.25%, 10/01/25	390	380,776
Nutrien Ltd.
3.00%, 04/01/25	5	4,985
5.95%, 11/07/25	725	731,653
Sherwin-Williams Co. (The)
3.45%, 08/01/25(a)	100	99,359
4.25%, 08/08/25(a)	430	429,036
		4,710,669
Commercial Services — 1.3%
Block Financial LLC, 5.25%, 10/01/25(a)	190	190,346
Equifax Inc., 2.60%, 12/15/25	202	198,450

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc., 2.65%, 02/15/25	$120	$119,860
Moody's Corp., 3.75%, 03/24/25	30	29,945
Verisk Analytics Inc., 4.00%, 06/15/25	45	44,845
Williams Scotsman Inc., 6.13%, 06/15/25(b)	7,308	7,299,928
		7,883,374
Computers — 0.5%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	2,010	2,010,076
HP Inc., 2.20%, 06/17/25	705	698,227
Leidos Inc., 3.63%, 05/15/25	170	169,354
NetApp Inc., 1.88%, 06/22/25(a)	410	404,964
		3,282,621
Cosmetics & Personal Care — 0.1%
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	100	99,736
3.13%, 03/24/25	570	568,498
		668,234
Diversified Financial Services — 12.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25	410	409,438
6.50%, 07/15/25(a)	1,090	1,096,734
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	365	362,508
Air Lease Corp.
2.30%, 02/01/25	40	40,000
3.25%, 03/01/25	90	89,842
3.38%, 07/01/25	1,620	1,610,006
Ally Financial Inc.
5.75%, 11/20/25	14,698	14,759,388
5.80%, 05/01/25	295	295,407
Capital One Financial Corp.
4.20%, 10/29/25(a)	2,705	2,689,772
4.25%, 04/30/25(a)	395	394,480
Discover Financial Services, 3.75%, 03/04/25	75	74,932
Nasdaq Inc., 5.65%, 06/28/25	122	122,399
Navient Corp., 6.75%, 06/25/25	7,855	7,891,553
Nomura Holdings Inc.
1.85%, 07/16/25	2,275	2,245,315
5.10%, 07/03/25	580	580,537
PennyMac Financial Services Inc., 5.38%, 10/15/25(b)	13,367	13,348,030
SLM Corp., 4.20%, 10/29/25(a)	11,040	11,012,798
Synchrony Financial
4.50%, 07/23/25	965	962,873
4.88%, 06/13/25	340	339,715
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)(b)	14,298	14,280,727
		72,606,454
Electric — 3.9%
American Electric Power Co. Inc.
5.70%, 08/15/25	635	637,673
Series N, 1.00%, 11/01/25	325	316,259
Appalachian Power Co., 3.40%, 06/01/25	105	104,486
Arizona Public Service Co., 3.15%, 05/15/25	135	134,277
Avangrid Inc., 3.20%, 04/15/25	580	578,101
Constellation Energy Generation LLC, 3.25%, 06/01/25	590	587,162
Dominion Energy Inc.
3.90%, 10/01/25(a)	530	527,474
Series A, 3.30%, 03/15/25	30	29,943
DPL Inc., 4.13%, 07/01/25(a)	6,697	6,676,569
DTE Energy Co., Series F, 1.05%, 06/01/25	530	523,493
Security	Par (000)	Value
Electric (continued)
Duke Energy Corp.
0.90%, 09/15/25	$305	$298,110
5.00%, 12/08/25(a)	1,193	1,197,638
Edison International
4.70%, 08/15/25	250	248,702
4.95%, 04/15/25(a)	125	124,771
Entergy Corp., 0.90%, 09/15/25	535	522,636
Eversource Energy, Series Q, 0.80%, 08/15/25	60	58,736
Exelon Corp., 3.95%, 06/15/25(a)	320	319,258
Iberdrola International BV, 5.81%, 03/15/25	30	30,016
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	665	664,457
5.75%, 09/01/25	2,595	2,609,353
6.05%, 03/01/25	2,000	2,001,889
Pacific Gas and Electric Co.
3.45%, 07/01/25	1,660	1,647,515
3.50%, 06/15/25	260	258,321
4.95%, 06/08/25	200	199,435
Pinnacle West Capital Corp., 1.30%, 06/15/25	95	93,740
Public Service Enterprise Group Inc., 0.80%, 08/15/25	1,075	1,052,710
Puget Energy Inc., 3.65%, 05/15/25	35	34,808
Sempra, 3.30%, 04/01/25(a)	325	324,129
Southern Co. (The), 5.15%, 10/06/25	520	521,655
Southern Power Co., 4.15%, 12/01/25	767	764,202
WEC Energy Group Inc., 5.00%, 09/27/25	265	265,482
Xcel Energy Inc., 3.30%, 06/01/25(a)	155	154,196
		23,507,196
Electronics — 0.1%
Arrow Electronics Inc., 4.00%, 04/01/25	80	79,841
Flex Ltd., 4.75%, 06/15/25	245	244,654
		324,495
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	585	583,757
3.79%, 03/15/25	75	74,868
		658,625
Environmental Control — 2.1%
GFL Environmental Inc., 3.75%, 08/01/25(b)	12,351	12,277,558
Republic Services Inc.
0.88%, 11/15/25	180	174,802
3.20%, 03/15/25	65	64,866
		12,517,226
Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25(a)	25	24,946
3.95%, 03/15/25	105	104,885
Conagra Brands Inc., 4.60%, 11/01/25	1,385	1,383,597
General Mills Inc., 4.00%, 04/17/25	200	199,708
J.M. Smucker Co. (The), 3.50%, 03/15/25	230	229,484
Mondelez International Inc., 1.50%, 05/04/25	400	396,770
Sysco Corp., 3.75%, 10/01/25	455	452,277
		2,791,667
Food Service — 1.5%
Aramark Services Inc., 5.00%, 04/01/25(b)	9,123	9,115,762
Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25	320	320,024
NiSource Inc., 0.95%, 08/15/25	1,690	1,657,082
		1,977,106

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.30%, 02/24/25	$35	$34,942
Health Care - Products — 0.8%
Boston Scientific Corp., 1.90%, 06/01/25	355	351,879
GE HealthCare Technologies Inc., 5.60%, 11/15/25(a)	2,600	2,615,819
Stryker Corp.
1.15%, 06/15/25(a)	270	266,577
3.38%, 11/01/25	1,295	1,284,109
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25(a)	160	159,637
		4,678,021
Health Care - Services — 0.7%
Cigna Group (The)
3.25%, 04/15/25(a)	435	433,599
4.13%, 11/15/25(a)	1,510	1,505,581
Elevance Health Inc., 5.35%, 10/15/25	135	135,534
HCA Inc.
5.25%, 04/15/25	815	815,085
5.38%, 02/01/25	790	790,000
Humana Inc., 4.50%, 04/01/25	180	179,853
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	190	190,000
		4,049,652
Holding Companies - Diversified — 1.2%
Ares Capital Corp.
3.25%, 07/15/25	2,155	2,138,823
4.25%, 03/01/25	45	44,951
Blackstone Private Credit Fund
4.70%, 03/24/25(a)	440	439,671
7.05%, 09/29/25	3,905	3,954,702
Blue Owl Capital Corp.
3.75%, 07/22/25	585	581,762
4.00%, 03/30/25	105	104,709
Blue Owl Credit Income Corp., 5.50%, 03/21/25	50	49,999
FS KKR Capital Corp., 4.13%, 02/01/25	22	22,000
Goldman Sachs BDC Inc., 3.75%, 02/10/25	35	34,989
		7,371,606
Home Builders — 0.1%
DR Horton Inc., 2.60%, 10/15/25	240	236,536
Lennar Corp., 4.75%, 05/30/25	185	184,775
Toll Brothers Finance Corp., 4.88%, 11/15/25	225	224,804
		646,115
Home Furnishings — 0.0%
Whirlpool Corp., 3.70%, 05/01/25	95	94,734
Insurance — 0.6%
Allstate Corp. (The), 0.75%, 12/15/25	1,220	1,180,168
Aon Global Ltd., 3.88%, 12/15/25	1,285	1,278,296
CNO Financial Group Inc., 5.25%, 05/30/25	200	200,045
Corebridge Financial Inc., 3.50%, 04/04/25(a)	655	653,700
Kemper Corp., 4.35%, 02/15/25	20	19,999
Lincoln National Corp., 3.35%, 03/09/25(a)	30	29,950
		3,362,158
Internet — 2.6%
eBay Inc.
1.90%, 03/11/25	90	89,709
5.90%, 11/22/25	1,165	1,175,283
Gen Digital Inc., 5.00%, 04/15/25(b)	14,325	14,314,753
Netflix Inc., 5.88%, 02/15/25	60	59,982
VeriSign Inc., 5.25%, 04/01/25	175	175,001
		15,814,728
Security	Par (000)	Value
Iron & Steel — 0.1%
Reliance Inc., 1.30%, 08/15/25	$360	$353,251
Steel Dynamics Inc., 2.40%, 06/15/25	115	113,988
		467,239
Leisure Time — 0.7%
Harley-Davidson Inc., 3.50%, 07/28/25(a)	300	297,799
Viking Cruises Ltd., 6.25%, 05/15/25(a)(b)	4,053	4,053,989
		4,351,788
Lodging — 8.4%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25(b)	7,790	7,784,615
Hyatt Hotels Corp., 5.38%, 04/23/25	235	235,066
Las Vegas Sands Corp., 2.90%, 06/25/25	975	965,981
Marriott International Inc./MD
3.75%, 03/15/25	35	34,952
3.75%, 10/01/25(a)	200	198,744
Series EE, 5.75%, 05/01/25	265	265,333
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)	13,905	13,853,836
MGM China Holdings Ltd., 5.25%, 06/18/25(b)	8,352	8,331,379
Sands China Ltd., 5.13%, 08/08/25(a)	1,820	1,818,363
Studio City Finance Ltd., 6.00%, 07/15/25(b)	3,760	3,753,081
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25(a)(b)	4,975	4,972,921
Travel & Leisure Co., 6.60%, 10/01/25	8,218	8,241,613
		50,455,884
Machinery — 0.4%
CNH Industrial Capital LLC
3.95%, 05/23/25	220	219,378
5.45%, 10/14/25(a)	455	457,052
Dover Corp., 3.15%, 11/15/25	620	612,849
Otis Worldwide Corp., 2.06%, 04/05/25	775	771,867
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	365	362,733
		2,423,879
Manufacturing — 0.0%
Textron Inc., 3.88%, 03/01/25	50	49,953
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	2,320	2,317,780
Discovery Communications LLC
3.45%, 03/15/25	50	49,856
3.95%, 06/15/25	225	224,157
Fox Corp., 3.05%, 04/07/25	235	234,286
		2,826,079
Mining — 0.0%
Southern Copper Corp., 3.88%, 04/23/25	185	184,475
Office & Business Equipment — 1.1%
Xerox Holdings Corp., 5.00%, 08/15/25(a)(b)	6,337	6,305,772
Oil & Gas — 3.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)(b)	4,511	4,558,172
Canadian Natural Resources Ltd.
2.05%, 07/15/25	350	345,668
3.90%, 02/01/25	70	70,000
Devon Energy Corp., 5.85%, 12/15/25	335	337,059
Marathon Petroleum Corp., 4.70%, 05/01/25(a)	695	694,871
Occidental Petroleum Corp.
5.50%, 12/01/25	1,245	1,249,309

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.88%, 09/01/25(a)	$460	$461,156
Ovintiv Inc., 5.65%, 05/15/25	515	516,029
Phillips 66, 3.85%, 04/09/25(a)	325	324,519
Phillips 66 Co., 3.61%, 02/15/25	5	4,998
Range Resources Corp., 4.88%, 05/15/25(a)	10,047	10,028,713
Vermilion Energy Inc., 5.63%, 03/15/25(a)(b)	3,929	3,928,833
		22,519,327
Oil & Gas Services — 0.0%
Halliburton Co., 3.80%, 11/15/25(a)	200	198,638
Packaging & Containers — 0.0%
Amcor Flexibles North America Inc., 4.00%, 05/17/25	170	169,563
Sonoco Products Co., 1.80%, 02/01/25	25	25,000
WRKCo Inc., 3.75%, 03/15/25	40	39,939
		234,502
Pharmaceuticals — 5.6%
Bausch Health Companies Inc., 5.50%, 11/01/25(b)	20,215	19,834,003
Cardinal Health Inc., 3.75%, 09/15/25(a)	330	328,093
Cencora Inc., 3.25%, 03/01/25(a)	40	39,932
CVS Health Corp.
3.88%, 07/20/25	4,350	4,330,184
4.10%, 03/25/25(a)	230	229,746
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25(a)(b)	6,457	6,456,023
Viatris Inc., 1.65%, 06/22/25	70	69,080
Zoetis Inc.
4.50%, 11/13/25	1,285	1,283,839
5.40%, 11/14/25(a)	1,235	1,242,024
		33,812,924
Pipelines — 5.4%
Buckeye Partners LP, 4.13%, 03/01/25(b)	6,417	6,417,000
Columbia Pipeline Group Inc., 4.50%, 06/01/25	605	603,790
DCP Midstream Operating LP, 5.38%, 07/15/25	250	250,353
Enbridge Energy Partners LP, 5.88%, 10/15/25	405	406,826
Enbridge Inc., 2.50%, 02/14/25	5	4,996
Energy Transfer LP
2.90%, 05/15/25	395	392,742
4.05%, 03/15/25	275	274,692
5.95%, 12/01/25	210	211,446
EnLink Midstream Partners LP, 4.15%, 06/01/25	650	647,496
Kinder Morgan Inc., 4.30%, 06/01/25	770	769,010
MPLX LP
4.00%, 02/15/25	15	14,994
4.88%, 06/01/25(a)	535	534,933
NuStar Logistics LP, 5.75%, 10/01/25(a)	12,755	12,784,459
ONEOK Inc., 2.20%, 09/15/25	215	211,505
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	825	824,355
Rockies Express Pipeline LLC, 3.60%, 05/15/25(b)	6,381	6,324,883
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	12	12,004
Spectra Energy Partners LP, 3.50%, 03/15/25	75	74,869
TC PipeLines LP, 4.38%, 03/13/25	35	34,936
Western Midstream Operating LP
3.10%, 02/01/25	5	5,000
3.95%, 06/01/25	20	19,921
Williams Companies Inc. (The), 4.00%, 09/15/25(a)	1,545	1,538,306
		32,358,516
Real Estate Investment Trusts — 5.1%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25	450	448,499
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25	$425	$415,984
2.40%, 03/15/25	75	74,776
4.00%, 06/01/25	365	363,860
Brixmor Operating Partnership LP, 3.85%, 02/01/25	25	25,000
Crown Castle Inc., 1.35%, 07/15/25	380	374,228
CubeSmart LP, 4.00%, 11/15/25(a)	620	616,246
Diversified Healthcare Trust, 9.75%, 06/15/25	5,099	5,090,041
EPR Properties, 4.50%, 04/01/25(a)	20	19,972
Equinix Inc.
1.00%, 09/15/25	590	576,512
1.25%, 07/15/25	1,000	984,432
Essex Portfolio LP, 3.50%, 04/01/25	80	79,778
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25	540	539,957
Healthpeak OP LLC
3.40%, 02/01/25	20	20,000
4.00%, 06/01/25(a)	20	19,936
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25	65	64,706
Kilroy Realty LP, 4.38%, 10/01/25	385	383,165
Kimco Realty OP LLC, 3.30%, 02/01/25	5	5,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(b)	7,847	7,836,505
NNN REIT Inc., 4.00%, 11/15/25	430	427,213
Rithm Capital Corp., 6.25%, 10/15/25(a)(b)	6,707	6,701,941
Starwood Property Trust Inc., 4.75%, 03/15/25	4,442	4,438,179
VICI Properties LP, 4.38%, 05/15/25	270	269,557
Welltower OP LLC, 4.00%, 06/01/25(a)	735	732,776
		30,508,263
Retail — 7.0%
AutoNation Inc., 4.50%, 10/01/25	2,060	2,052,549
AutoZone Inc.
3.25%, 04/15/25	320	318,873
3.63%, 04/15/25	270	269,404
Dollar General Corp., 4.15%, 11/01/25	990	985,097
Dollar Tree Inc., 4.00%, 05/15/25	565	563,312
Genuine Parts Co., 1.75%, 02/01/25	15	15,000
Kohl's Corp., 4.25%, 07/17/25	6,195	6,146,040
Lowe's Companies Inc.
3.38%, 09/15/25	415	411,536
4.00%, 04/15/25(a)	390	389,528
4.40%, 09/08/25	600	599,352
McDonald's Corp.
1.45%, 09/01/25(a)	195	191,495
3.30%, 07/01/25(a)	565	562,070
3.38%, 05/26/25(a)	340	338,660
Penske Automotive Group Inc., 3.50%, 09/01/25(a)	10,190	10,113,631
QVC Inc., 4.45%, 02/15/25	9,985	9,960,038
Ross Stores Inc., 4.60%, 04/15/25	400	399,877
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	8,192	8,201,378
Starbucks Corp., 3.80%, 08/15/25(a)	530	527,967
		42,045,807
Semiconductors — 0.8%
Broadcom Inc., 3.15%, 11/15/25	790	780,608
Intel Corp.
3.40%, 03/25/25	295	294,318
3.70%, 07/29/25(a)	2,995	2,978,557
Microchip Technology Inc., 4.25%, 09/01/25(a)	645	642,351

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25	$360	$358,017
		5,053,851
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25	115	114,658
Software — 2.3%
Autodesk Inc., 4.38%, 06/15/25(a)	5	4,991
Fiserv Inc., 3.85%, 06/01/25	240	239,244
Oracle Corp.
2.50%, 04/01/25	1,670	1,663,990
2.95%, 05/15/25	1,270	1,263,764
5.80%, 11/10/25	1,350	1,361,714
PTC Inc., 3.63%, 02/15/25(b)	6,635	6,626,633
Roper Technologies Inc.
1.00%, 09/15/25	535	523,209
3.85%, 12/15/25(a)	1,120	1,112,264
Take-Two Interactive Software Inc., 3.55%, 04/14/25	455	453,781
VMware LLC, 4.50%, 05/15/25(a)	420	419,558
		13,669,148
Telecommunications — 3.6%
Juniper Networks Inc., 1.20%, 12/10/25	92	89,143
Qwest Corp., 7.25%, 09/15/25(a)	3,852	3,847,499
Rogers Communications Inc.
2.95%, 03/15/25	265	264,404
3.63%, 12/15/25	2,722	2,698,600
T-Mobile USA Inc., 3.50%, 04/15/25	1,640	1,635,528
Viasat Inc., 5.63%, 09/15/25(b)	13,129	13,030,765
Vodafone Group PLC, 4.13%, 05/30/25(a)	275	274,286
		21,840,225
Transportation — 0.1%
Canadian Pacific Railway Co., 2.90%, 02/01/25	40	40,000
Norfolk Southern Corp., 3.65%, 08/01/25	185	184,034
Ryder System Inc.
3.35%, 09/01/25(a)	385	381,696
4.63%, 06/01/25	225	224,685
		830,415
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25	35	34,958
Total Corporate Bonds & Notes — 90.9% (Cost: $547,740,908)		548,807,538
Fixed Rate Loan Interests
Software — 0.3%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27	1,484	1,493,045
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,406,562)		1,493,045
Floating Rate Loan Interests
Software — 0.5%
Veritas U.S. Inc., 2024 Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.50%), 16.93%, 12/09/29(d)	3,299	3,285,409
Total Floating Rate Loan Interests — 0.5% (Cost: $3,233,756)		3,285,409
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,952	$15,402
Total Common Stocks — 0.0% (Cost $0)		15,402
Preferred Stocks
Software — 0.3%
Veritas Kapital Assurance PLC, Series G1, Preference Shares, NVS	29,814	670,815
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	43,152	970,920
		1,641,735
Total Preferred Stocks — 0.3% (Cost $1,455,560)		1,641,735
Total Long-Term Investments — 92.0% (Cost: $553,836,786)		555,243,129
Short-Term Securities
Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	33,771,901	33,788,787
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	41,280,000	41,280,000
Total Short-Term Securities — 12.4% (Cost: $75,069,414)		75,068,787
Total Investments — 104.4% (Cost: $628,906,200)		630,311,916
Liabilities in Excess of Other Assets — (4.4)%		(26,471,856)
Net Assets — 100.0%		$603,840,060

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,264,512	$—	$(10,468,066)(a)	$8,363	$(16,022)	$33,788,787	33,771,901	$32,445 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,320,000	25,960,000 (a)	—	—	—	41,280,000	41,280,000	373,358	—
				$8,363	$(16,022)	$75,068,787		$405,803	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$548,807,538	$—	$548,807,538
Fixed Rate Loan Interests	—	1,493,045	—	1,493,045
Floating Rate Loan Interests	—	3,285,409	—	3,285,409
Common Stocks	—	15,402	—	15,402
Preferred Stocks	—	1,641,735	—	1,641,735
Short-Term Securities
Money Market Funds	75,068,787	—	—	75,068,787
	$75,068,787	$555,243,129	$—	$630,311,916

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate